Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting

17. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The components of the Systems operating segment have been aggregated into this segment as they have the same economic characteristics. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables, as well as from lease, maintenance and extended warranty agreements with customers, while the Services business provides customized printed products to customers.

The Management Board of voxeljet is the chief operating decision maker. The chief operating decision maker mainly monitors the Company’s revenues and gross profit as the performance indicators.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue-based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2022				2021				2020
	(€ in thousands)
			CONSO				CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	16,576	12,004	(748)	27,832	17,700	9,098	(1,972)	24,826	13,159	9,011	(603)	21,567
third party	15,828	12,004	—	27,832	15,728	9,098	—	24,826	12,556	9,011	—	21,567
inter-segment	748	—	(748)	—	1,972	—	(1,972)	—	603	—	(603)	—
Cost of sales	(11,896)	(7,750)		(19,646)	(10,477)	(6,399)		(16,876)	(8,115)	(6,697)		(14,812)
Gross profit	3,932	4,254		8,186	5,251	2,699		7,950	4,441	2,314		6,755
Gross profit in %	24.8%	35.4%		29.4%	33.4%	29.7%		32.0%	35.4%	25.7%		31.3%
Operating Expenses				(21,424)				(19,146)				(18,723)
Other operating expenses				(2,591)				(618)				(2,799)
Other operating income				10,447				2,970				1,603
Operating loss				(5,382)				(8,844)				(13,164)
Finance expense				(6,749)				(2,601)				(2,589)
Finance income				620				924				184
Financial result				(6,129)				(1,677)				(2,405)
Loss before income taxes				(11,511)				(10,521)				(15,569)
Income tax income (expense)				102				(65)				88
Net loss				(11,409)				(10,586)				(15,481)

Systems revenues include revenues from the sales of used 3D printers of kEUR 1,009, kEUR 2,601, and kEUR 2,328 for the years ended December 31, 2022, 2021, and 2020, respectively.

The contract liabilities primarily relate to (1) the advance consideration received from customers before satisfying a performance obligation, or an unconditional right to payment under a non-cancellable contract before it transfers the related goods or services to the customer under maintenance contracts, for which revenue is recognized over time; and (2) the advance consideration received from customers for the sale of new or refurbished 3D printers, for which revenue is recognized when the customer has accepted the assets. The total amount of unfulfilled performance obligations for 3D printer sales is € 10.0 million. The Company expects to realize an amount of € 9.2 million in 2023 and the remaining portion of € 0.8 million in 2024. The amount of kEUR 1,963 included in contract liabilities at December 31, 2021 has been recognized as revenue in 2022 (2021: kEUR 2,742), and the remaining amount of kEUR 400 will be recognized as revenue in 2023. Management expects that 95% (kEUR 4,877) of the transaction price allocated to unsatisfied performance obligations as of December 31, 2022 will be recognized as revenue during the next reporting period. The remaining 5% (kEUR 281) will be recognized in the 2024 fiscal year.

In the following table, revenue from contracts with customers is disaggregated by primary geographical market, and timing of revenue recognition. The table also includes a reconciliation of the disaggregated revenue with the Group’s reportable segments.

	Year ended December 31,
	SYSTEMS			SERVICES
	2022	2021	2020	2022	2021	2020

Primary geographical markets
EMEA	5,608	6,646	5,926	7,331	5,582	5,540
Asia Pacific	5,629	6,099	3,612	1,135	1,008	909
Americas	4,591	2,983	3,018	3,538	2,508	2,562
	15,828	15,728	12,556	12,004	9,098	9,011

Timing of revenue recognition
Products transferred at a point in time	15,166	14,634	11,366	12,004	9,098	9,011
Products and services transferred over time	662	1,094	1,190	--	--	--
Revenue from contracts with customers	15,828	15,728	12,556	12,004	9,098	9,011

In 2022, voxeljet leased zero 3D printers (2021: zero 3D printers and 2020: one 3D printer) to customers under operating leases. Rental income is recognized on a straight-line basis over the term of the lease as revenue and is reported within the Systems segment.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non-current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
EMEA	12,939	12,228	11,466
Germany	5,552	4,269	4,647
Great Britain	2,761	1,413	963
Spain	1,094	1,931	644
France	942	1,391	841
Russia	1	22	1,322
Others	2,589	3,202	3,049
Asia Pacific	6,764	7,107	4,521
China	3,433	3,004	1,101
Indonesia	1,767	--	93
South Korea	598	623	1,787
Japan	587	31	1,406
India	99	2,563	93
Others	280	886	41
Americas	8,129	5,491	5,580
United States	8,054	5,389	5,453
Others	75	102	127
Total	27,832	24,826	21,567

NON-CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2022	2021

	(€ in thousands)
EMEA	14,659	19,279
Germany	14,659	19,279
Asia Pacific	684	1,343
Americas	4,296	4,089
United States	4,296	4,089
Total	19,639	24,711